COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Capital commitments [abstract]
Schedule of disclosure of commitment

In millions	December 31, 2025	December 31, 2024
Guarantees	$21.5	$36.5
Other commitments	319.5	339.5